Going Concern (Details) - USD ($)		6 Months Ended
	Aug. 30, 2024	Jun. 30, 2024	Feb. 01, 2024	Dec. 31, 2023	Jun. 30, 2023
Going Concern [Line Items]
Gross Profit					$ 4,800,000
Gross profit from continued operation percentage		0.70%
Cash		$ 1,600,000
Par value (in Dollars per share)	$ 0.1
Sale of Stock, Price Per Share (in Dollars per share)	$ 1.38
Minimum [Member]
Going Concern [Line Items]
Gross Profit		$ 300,000
Par value (in Dollars per share)			$ 0.01
Common Class A [Member]
Going Concern [Line Items]
Aggregate shares (in Shares)	14,095,200
Par value (in Dollars per share)		$ 0.1		$ 0.1
Forecast [Member]
Going Concern [Line Items]
Purchase price	$ 19,451,376
Forecast [Member] | Common Class A [Member]
Going Concern [Line Items]
Aggregate shares (in Shares)	14,095,200